Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Summary of Minimum Annual Rental Payments	The following is a summary of minimum annual rental payments required under those operating leases that have original or remaining lease terms in excess of one year as of December 31, 2018:
2019	$254,866
2020	$188,138
2021	$165,642
2022	$144,814
2023	$122,814
Thereafter	$819,004